Inventory (Details) $ in Thousands	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 oz
Inventory
Gold credits	$ 859
Silver credits	533
Total inventory	1,392
Gold credits capitalised depletion included in inventories	600
Silver credits capitalised depletion included in inventories	$ 400
Quantity of gold (in oz) | oz	1,073	0
Quantity of silver (in oz) | oz	44,950	0